Right-of-use assets (Tables)	3 Months Ended
Nov. 30, 2021
Right-of-use Assets
Disclosure of Detailed Information about Right-of-Use Assets
	2021	2020
	$	$

Balance, August 31,	557,022	550,478
Acquired	-	-
Depreciation	(64,968)	(29,041)
Effect of foreign exchange	(1,472)	(58)
Balance, November 30,	490,582	521,379